Rental Property, Net (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Real Estate [Abstract]
Summary of rental property, net
	January 31, 2015	April 30, 2014
Land	280,333	280,333
Buildings	2,535,416	2,535,416
Building Improvements	130,731	121,238
Accumulated Depreciation	(604,736)	(537,965)
Net, Real Estate Investments	2,341,744	2,399,022

	April 30, 2014	April 30, 2013
Land	280,333	---
Buildings	2,535,416	---
Leasehold Improvements	121,238	---
Accumulated Depreciation	(537,965)	---
Net, Real Estate Investments	2,399,022	---